Investments Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Millions	Mar. 31, 2011 Securities Available-for-Sale Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2010 Securities Available-for-Sale Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Securities Available-for-Sale Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2010 Securities Available-for-Sale Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Securities Available-for-Sale INR	Mar. 31, 2010 Securities Available-for-Sale INR	Mar. 31, 2011 Quoted Prices In Active Markets for Identical Assets (Level 1) USD ($)	Mar. 31, 2011 Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2010 Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2011 Quoted Prices In Active Markets for Identical Assets (Level 1) Trading account securities INR	Mar. 31, 2010 Quoted Prices In Active Markets for Identical Assets (Level 1) Trading account securities INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) USD ($)	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2010 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Trading account securities INR	Mar. 31, 2010 Fair Value Measurements Using Significant other observable inputs (Level 2) Trading account securities INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Trading account securities INR	Mar. 31, 2010 Trading account securities INR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	874.0	484.7	627,242.8	480,271.3	628,116.8	480,756.0	$ 19.7	876.9	1,006.5	2.9	521.8	$ 14,940.7	665,456.8	507,908.3	38,214.0	27,637.0	$ 14,960.4	666,333.7	508,914.8	38,216.9	28,158.8